Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income (loss) attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2018	2019
	RMB	RMB
Total assets	5,974,238	10,388,986

Total current liabilities	(3,753,295)	(3,957,003)

Total liabilities	(3,757,210)	(4,002,131)

	2017	2018	2019
	RMB	RMB	RMB
Net revenues	1,583,466	2,455,488	3,613,683
Total operating expenses	(5,243,573)	(5,826,283)	(6,095,095)
Net loss	(3,784,932)	(3,531,460)	(2,206,270)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(801,931)	(294,853)	4,807,929
Net cash provided by (used in) investing activities	1,435,001	(48,162)	(2,206,121)
Net cash provided by (used in) financing activities	1,144,728	(17,698)	(13,125)

Schedule of classification and estimated useful lives of plant and equipment

Classification	Estimated useful life
Buildings	20 t o 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	3 years

Schedule of estimated economic lives of the intangible assets

Classification	Estimated economic life
Customer relationships	4-14 years
Trademarks	2-5 years
Non-compete agreement	3 years
Domain names	2-3 years
Payment license	Indefinite life

Schedule of fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 201 8	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Other investments:
- Equity investments with readily determinable fair value	217,036	217,036	—	—
- Available-for-sale debt securities	130,358	—	130,358	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Other investments:
- Equity investments with readily determinable fair value	506,302	506,302	—	—
Other liabilities:
- Financial guarantee	(8,847)	—	—	(8,847)
- Liability for cash-settled share-based compensation arrangements	(5,726)	—	—	(5,726)